UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund:  BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 135.5%
Corporate — 2.8%
County of Monroe EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$3,805	$4,990,944
County/City/Special District/School District — 24.8%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 5/01/27	640	690,150
4.50%, 5/01/29	605	650,732
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,344,550
5.00%, 4/01/26	1,250	1,345,300
5.00%, 4/01/27	500	534,950
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	622,560
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	1,970	2,211,877
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	450	514,049
5.50%, 5/01/41	830	941,253
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	408,220
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,252,940
Dearborn School District, GO, Series A (Q-SBLF):
5.00%, 5/01/32	570	648,580
5.00%, 5/01/33	610	693,119
5.00%, 5/01/34	455	515,183
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	1,880	2,011,826
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	468,456
5.50%, 5/01/36	800	913,864
5.50%, 5/01/41	1,000	1,134,040
Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Grandville Public Schools, GO, School Building & Site (Q-SBLF), Series II, 5.00%, 5/01/40 (a)	$1,235	$1,359,525
Harper Creek Community School District Michigan, GO, Refunding, (AGM) (Q-SBLF), 5.00%, 5/01/22	1,000	1,003,880
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	2,650	2,920,220
Jonesville Community Schools Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 5.00%, 5/01/29	1,085	1,088,591
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/15 (b)	2,000	2,000,260
Lincoln Consolidated School District Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 4.63%, 5/01/28	1,675	1,731,632
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	1,910	2,116,891
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 5/01/39	1,280	1,431,693
Midland Public Schools, GO, School Building & Site (Q-SBLF), Series I, 5.00%, 5/01/34 (a)	380	425,372
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.25%, 5/01/27	725	779,404
4.50%, 5/01/29	630	679,764
Roseville Community Schools, GO, Refunding (Q-SBLF):
5.00%, 5/01/30	1,615	1,863,662
5.00%, 5/01/31	1,000	1,152,120
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/17 (b)	1,500	1,629,750
Troy School District, GO, (Q-SBLF), 5.00%, 5/01/28	760	879,920
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	750	822,165

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Walled Lake Consolidated School District, GO, (Q-SBLF):
5.00%, 5/01/37	$1,080	$1,216,868
5.00%, 5/01/40	1,000	1,121,210
5.00%, 5/01/43	1,530	1,710,662

		43,835,238
Education — 21.0%
Central Michigan University, Refunding RB, 5.00%, 10/01/39	380	430,282
City of Grand Rapids Michigan EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	862,288
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/24	1,595	1,757,164
4.50%, 10/01/25	1,405	1,547,846
Michigan Finance Authority, Refunding RB:
5.00%, 11/15/45	1,425	1,554,191
AMT, 4.00%, 11/01/28	3,325	3,327,693
AMT, 4.00%, 11/01/29	2,240	2,229,651
AMT, 4.00%, 11/01/30	1,080	1,066,284
AMT, 4.00%, 11/01/31	1,195	1,177,051
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	3,035	3,413,495
Series C, 5.00%, 2/15/40	3,770	4,212,900
Series C, 5.00%, 2/15/44	1,000	1,116,680
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	810	890,879
Oakland University, RB, General:
5.00%, 3/01/32	400	439,240
Series A, 5.00%, 3/01/38	715	791,534
Series A, 5.00%, 3/01/43	2,980	3,290,337
University of Michigan, RB, Series A, 5.00%, 4/01/39	1,300	1,485,718
Wayne State University, RB, Series A, 5.00%, 11/15/40	1,000	1,115,380
Western Michigan University, Refunding RB, General:
(AGM), 5.00%, 11/15/39	665	736,534
University and College Improvements, 5.25%, 11/15/40	1,400	1,555,946
University and College Improvements, 5.25%, 11/15/43	3,220	3,668,578
Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Western Michigan University, Refunding RB, General (concluded):
University and College Improvements (AGM), 5.25%, 11/15/33	$380	$431,429

		37,101,100
Health — 33.6%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	655	723,349
5.00%, 7/01/47	835	920,254
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	2,975,912
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	3,000	3,405,420
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	950	1,021,554
Michigan Finance Authority, Refunding RB:
5.00%, 6/01/39	570	622,583
Hospital McLaren Health Care, 5.00%, 5/15/33 (a)	760	844,246
Hospital McLaren Health Care, 5.00%, 5/15/34 (a)	1,900	2,105,561
Hospital McLaren Health Care, 5.00%, 5/15/35 (a)	1,875	2,077,856
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	570	627,165
Trinity Health Credit Group, 5.00%, 12/01/31	1,900	2,142,459
Trinity Health Credit Group, 5.00%, 12/01/35	2,400	2,675,760
Trinity Health Credit Group, 5.00%, 12/01/39	1,650	1,830,229
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,607,303
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,602,007
MidMichigan Obligated Group, Series A, 5.00%, 4/15/16 (b)	380	396,952

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, RB (concluded):
Trinity Health Credit, Series A, 5.00%, 12/01/16 (b)	$855	$916,141
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (b)	400	436,420
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (b)	2,470	2,694,893
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (b)	3,340	3,644,107
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17 (b)	1,130	1,248,345
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	465	496,415
McLaren Health Care, Series A, 5.75%, 5/15/18 (b)	1,500	1,708,725
McLaren Health Care, Series A, 5.00%, 6/01/35	860	945,407
Trinity Health Credit Group, Series A, 6.13%, 12/01/18 (b)	940	1,105,562
Trinity Health Credit Group, Series A, 6.25%, 12/01/18 (b)	570	672,891
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,450	2,526,219
Trinity Healthcare, 6.50%, 12/01/18 (b)	1,105	1,312,442
Trinity Healthcare, 6.50%, 12/01/33	295	342,165
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	10,500	11,445,945
Series V, 8.25%, 9/01/18 (b)	1,000	1,235,880
Series W, 6.00%, 8/01/19 (b)	575	687,798
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,200	1,349,976

		59,347,941
Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing — 7.3%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	$1,000	$1,012,710
Series A, 4.75%, 12/01/25	2,605	2,786,334
Series A, 4.45%, 10/01/34	380	391,237
Series A, 4.63%, 10/01/39	1,325	1,368,884
Series A, 4.75%, 10/01/44	1,900	1,969,730
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	3,770	3,877,256
Series A, 6.05%, 10/01/41	1,375	1,497,100

		12,903,251
State — 13.9%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	2,050	2,270,580
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	1,140	1,275,272
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	2,650	2,995,083
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	2,510	2,700,710
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,711,688
Series I (AGC), 5.25%, 10/15/24	2,000	2,309,820
Series I (AGC), 5.25%, 10/15/25	1,500	1,726,770
Series I (AGC), 5.25%, 10/15/26	400	459,468
Series I-A, 5.50%, 10/15/45	750	845,723
Series II (AGM), 5.00%, 10/15/26	3,000	3,414,000
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	1,150	1,299,535

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (concluded)
State of Michigan Trunk Line Fund, RB (concluded):
5.00%, 11/15/36	$2,220	$2,473,457

		24,482,106
Transportation — 13.4%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	3,250	3,573,700
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	3,730	3,826,905
5.25%, 12/01/26	3,700	3,796,126
5.00%, 12/01/34	3,550	3,626,148
5.00%, 12/01/39	560	610,260
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,446,080
5.38%, 12/01/32	4,300	4,790,372

		23,669,591
Utilities — 18.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,010	1,084,710
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	915	918,056
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	6,275	6,445,680
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,750,890
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 7/01/39	3,575	3,965,855
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	1,210	1,390,520
5.00%, 7/01/31	2,600	2,930,460
5.00%, 7/01/37	1,270	1,400,022
5.50%, 7/01/41	2,000	2,336,340
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	$190	$206,912
5.63%, 10/01/40	500	563,045
City of Wyoming Michigan, RB, Sewer System (NPFGC), 5.00%, 6/01/30	5,300	5,319,080
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3:
5.00%, 7/01/31	380	423,415
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3:
5.00%, 7/01/32	1,995	2,211,377
5.00%, 7/01/33	1,140	1,259,894
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/27	760	886,411

		33,092,667
Total Municipal Bonds in Michigan		239,422,838

Guam — 3.2%
State — 3.2%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.25%, 1/01/36	310	343,170
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	3,390	3,700,219
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/32	570	626,128
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	30	32,710
Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	850	934,966
Total Municipal Bonds in Guam		5,637,193

U.S. Virgin Islands — 2.1%
State — 2.1%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	3,395	3,673,016
Total Municipal Bonds — 140.8%		248,733,047

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Michigan — 15.5%
County/City/Special District/School District — 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/17 (b)	$4,154	$4,513,771
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	3,098,605

		7,612,376
Education — 11.2%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	3,780	4,266,032
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,735,225
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,810	4,249,598
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,793	8,607,128

		19,857,983
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.5%		27,470,359
Total Long-Term Investments (Cost — $257,724,312) — 156.3%		276,203,406
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (d)(e)	4,362,665	$4,362,665
Total Short-Term Securities (Cost — $4,362,665) — 2.5%		4,362,665
Total Investments (Cost — $262,086,977*) — 158.8%		280,566,071
Liabilities in Excess of Other Assets — (1.8)%		(3,084,819)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.6%)		(13,497,166)
VRDP Shares, at Liquidation Value — (49.4%)		(87,300,000)

Net Assets Applicable to Common Shares — 100.0%		$176,684,086

* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$248,537,125

Gross unrealized appreciation		$18,694,187
Gross unrealized depreciation		(158,239)

Net unrealized appreciation		$18,535,948

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
JP Morgan Securities LLC	$5,027,663	$(29,844)
National Financial Services Group	$1,359,525	$(22,724)
Stifel Nicolaus & Co.	$425,372	$(2,481)

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust. In exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

(d)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF Michigan Municipal Money Fund	2,269,658	(2,269,658)	—	—
FFI Institutional Tax-Exempt Fund	—	4,362,665	4,362,665	1,976

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(74)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$9,499,750	$(83,634)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term investments[1]	—	$276,203,405	—	$276,203,406
Short-Term Securities	$4,362,665	—	—	4,362,665

Total	$4,362,665	$276,203,405	—	$280,566,071

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(83,634)	—	—	$(83,634)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$105,000	—	—	$105,000
Liabilities:
TOB trust certificates	—	$(13,492,998)	—	(13,492,998)
VRDP Shares	—	(87,300,000)	—	(87,300,000)

Total	$105,000	$(100,792,998)	—	$(100,687,998)

During the period ended April 30, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2015

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 22, 2015